Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Property, plant and equipment, net of accumulated depreciation	$ 740,449	$ 728,391	$ 704,785
Original issue discount and debt discount	23,940	26,881	0
Convertible notes payable, net of original issue discount and debt discount	$ 689,883	$ 266,642	$ 114,332
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	230,000,000
Common stock, shares issued	77,949,491	72,302,937	65,753,640
Common stock, shares outstanding	77,949,491	72,302,937	65,753,640
Common stock issuable, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock issuable, shares	18,021	122,101	80,643